Goodwill, Reconciliations of goodwill balance (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) Unit
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of the period	$ 634,000
Exchange differences	(31,000)
Impairment	(603,000)
Goodwill at ending of the period	$ 0	$ 634,000
Number of cash generating units | Unit		1
Estimated cash flows period		3 years
Growth rate	2.50%
Pre-tax discount rate		19.50%
VIU projections [Member]
Reconciliation of changes in goodwill [abstract]
Impairment	$ 0
Non-Recourse SPVs [Member]
Reconciliation of changes in goodwill [abstract]
Impairment	(46,000)
Mining Hardware [Member]
Reconciliation of changes in goodwill [abstract]
Impairment	$ (25,700)